Pensions and Other Postretirement Benefits (Details 4) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Defined Benefit Pension Plans [Member]
Accumulated other comprehensive income (loss)
Net actuarial gain (loss)	$ (150.9)	$ (166.4)
Prior service credit (cost)	(4.7)	(5.6)
Total recognized in accumulated other comprehensive income (loss)	(155.6)	(172.0)
Other Postretirement Benefits [Member]
Accumulated other comprehensive income (loss)
Net actuarial gain (loss)	13.6	8.5
Prior service credit (cost)	9.1	10.7
Total recognized in accumulated other comprehensive income (loss)	22.7	$ 19.2
One-percentage point annual change in the assumed health care cost trend rate
Effect on total service and interest cost components, increase	0.0
Effect on total service and interest cost components, decrease	0.1
Effect on benefit obligation, increase	1.0
Effect on benefit obligation, decrease	$ 1.1
Domestic Plan [Member] | Defined Benefit Pension Plans [Member]
Weighted-average assumptions used in determining benefit obligation
Discount rate	4.17%	3.95%
Rate of compensation increase	3.59%	4.15%
Domestic Plan [Member] | Other Postretirement Benefits [Member]
Weighted-average assumptions used in determining benefit obligation
Discount rate	4.13%	3.86%
Rate of compensation increase	0.00%	0.00%
Foreign Plan [Member] | Defined Benefit Pension Plans [Member]
Weighted-average assumptions used in determining benefit obligation
Discount rate	3.57%	3.22%
Rate of compensation increase	3.00%	3.00%
Foreign Plan [Member] | Other Postretirement Benefits [Member]
Weighted-average assumptions used in determining benefit obligation
Discount rate	3.55%	3.16%
Rate of compensation increase	0.00%	0.00%